Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
22. Subsequent Events

Acquisition of BeijingWits Medical Limited

On February 15, 2012 the Company acquired 100% of the common stock of BeijingWits Medical Limited (“BeijingWits”), a leading Chinese CRO, for an initial cash consideration of $9.0 million.

BeijingWits offers full-service clinical development capabilities and has a strong track record in clinical trial execution in China. It is a renowned expert in Chinese regulatory processes and a leading advocate of International Conference on Harmonisation Good Clinical Practice (“ICH GCP”) in China. In addition to boosting the Company’s service capabilities in the region, BeijingWits will also strengthen the Company’s presence through the addition of over 100 highly qualified and experienced professionals in Beijing, Shanghai, Chengdu, Guangzhou, Wuhan and Hong Kong.

Further consideration of up to $7.0 million may become payable if certain performance milestones are achieved in the period to December 31, 2013.

The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:

February 15
2012
(in thousands)
Property, plant and equipment	$172
Cash and cash equivalents	587
Accounts receivable	657
Other current assets	490
Current liabilities	(1,046)
Total	$860

Acquisition of PriceSpective LLC

On February 28, 2012 the Company acquired 100% of the common stock of PriceSpective LLC (“PriceSpective”), a global leader in value strategy consulting, for an initial cash consideration of $40.0 million.  Headquartered in Philadelphia, and with offices in London, Los Angeles, San Diego, Raleigh and Boston, PriceSpective is a premier consultancy that has a strong reputation for excellence in strategic pricing, market access, HEOR, due diligence support and payer engagement services. Since the company’s inception in 2003, PriceSpective has developed strategies for dozens of new product launches, and hundreds of development and in-market products, across 40+ disease areas. Further consideration of up to $15.0 million may become payable if certain performance milestones are achieved in the period to December 2012.

The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:

February 28
2012
(in thousands)
Property, plant and equipment	$247
Cash and cash equivalents	876
Accounts receivable	6,049
Other current assets	372
Current liabilities	(5,619)
Total	$1,925